Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

June 30, 2020

FAN-QTLY-0820
1.849911.112

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.3%
	Shares	Value
Fidelity Communication Services Central Fund (a)	235,401	$53,819,757
Fidelity Consumer Discretionary Central Fund (a)	168,125	61,728,760
Fidelity Consumer Staples Central Fund (a)	177,392	35,416,385
Fidelity Emerging Markets Equity Central Fund (a)	468,860	102,075,458
Fidelity Energy Central Fund (a)	229,555	15,104,689
Fidelity Financials Central Fund (a)	966,492	83,717,519
Fidelity Health Care Central Fund (a)	175,032	92,562,012
Fidelity Industrials Central Fund (a)	181,823	46,455,816
Fidelity Information Technology Central Fund (a)	299,764	162,322,338
Fidelity International Equity Central Fund (a)	1,617,354	127,172,506
Fidelity Materials Central Fund (a)	74,901	13,626,066
Fidelity Real Estate Equity Central Fund (a)	82,607	8,710,080
Fidelity Utilities Central Fund (a)	95,741	16,034,678
TOTAL EQUITY CENTRAL FUNDS
(Cost $626,841,119)		818,746,064

Fixed-Income Central Funds - 49.4%
High Yield Fixed-Income Funds - 3.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,000,080	17,740,705
Fidelity Floating Rate Central Fund (a)	92,437	8,679,790
Fidelity High Income Central Fund (a)	324,983	32,995,555

TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,416,050

Investment Grade Fixed-Income Funds - 46.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,011,062	107,607,302
Fidelity International Credit Central Fund (a)	281,626	28,973,703
Fidelity Investment Grade Bond Central Fund (a)	6,453,514	759,255,928

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		895,836,933

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $880,294,451)		955,252,983

Money Market Central Funds - 5.5%
Fidelity Cash Central Fund 0.12% (b)	5,618,308	5,619,431
Fidelity Money Market Central Fund 0.47% (b)	100,746,026	100,766,175
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $106,365,185)		106,385,606
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.17% 9/10/20 (c)
(Cost $8,117,350)	8,120,000	8,117,878
	Shares	Value

Investment Companies - 2.4%
iShares 20+ Year Treasury Bond ETF	110,451	$18,106,232
iShares MSCI Japan ETF	526,060	28,891,216
TOTAL INVESTMENT COMPANIES
(Cost $40,577,887)		46,997,448
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,662,195,992)		1,935,499,979
NET OTHER ASSETS (LIABILITIES) - 0.0%		(736,160)
NET ASSETS - 100%		$1,934,763,819

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	275	Sept. 2020	$42,490,250	$(1,251,471)	$(1,251,471)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	686	Sept. 2020	33,809,510	(173,195)	(173,195)
TOTAL FUTURES CONTRACTS					$(1,424,666)

The notional amount of futures sold as a percentage of Net Assets is 3.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,117,878.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$244,627
Fidelity Communication Services Central Fund	1,624,209
Fidelity Consumer Discretionary Central Fund	1,648,687
Fidelity Consumer Staples Central Fund	664,687
Fidelity Emerging Markets Debt Central Fund	852,422
Fidelity Emerging Markets Equity Central Fund	2,142,752
Fidelity Energy Central Fund	391,038
Fidelity Financials Central Fund	3,665,761
Fidelity Floating Rate Central Fund	373,415
Fidelity Health Care Central Fund	1,263,979
Fidelity High Income Central Fund	693,629
Fidelity Industrials Central Fund	582,881
Fidelity Inflation-Protected Bond Index Central Fund	1,598,624
Fidelity Information Technology Central Fund	4,479,282
Fidelity International Credit Central Fund	885,417
Fidelity International Equity Central Fund	2,033,207
Fidelity Investment Grade Bond Central Fund	15,959,449
Fidelity Materials Central Fund	149,272
Fidelity Money Market Central Fund	1,379,733
Fidelity Real Estate Equity Central Fund	437,660
Fidelity Securities Lending Cash Central Fund	2,894
Fidelity Utilities Central Fund	889,757
Total	$41,963,382

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$7,756,437	$67,507	$8,004,540	$(901,449)	$1,082,045	$--	0.0
Fidelity Communication Services Central Fund	42,062,287	10,503,066	4,201,897	(154,867)	5,611,168	53,819,757	2.7
Fidelity Consumer Discretionary Central Fund	50,685,069	11,407,998	4,768,217	(50,809)	4,454,719	61,728,760	2.9
Fidelity Consumer Staples Central Fund	32,787,164	6,594,309	3,154,455	(57,504)	(753,129)	35,416,385	2.7
Fidelity Emerging Markets Debt Central Fund	17,653,749	2,729,656	1,692,349	(139,408)	(810,943)	17,740,705	0.7
Fidelity Emerging Markets Equity Central Fund	96,588,206	9,768,206	7,060,268	(682,956)	3,462,270	102,075,458	5.6
Fidelity Energy Central Fund	20,599,920	2,844,891	1,381,369	(269,621)	(6,689,132)	15,104,689	2.8
Fidelity Financials Central Fund	91,402,608	16,383,850	7,790,843	(435,892)	(15,842,204)	83,717,519	2.9
Fidelity Floating Rate Central Fund	8,920,661	1,312,032	846,174	(39,614)	(667,115)	8,679,790	0.5
Fidelity Health Care Central Fund	67,320,251	11,719,004	6,914,767	(29,391)	20,466,915	92,562,012	2.9
Fidelity High Income Central Fund	18,158,108	24,918,698	10,315,650	(240,501)	474,900	32,995,555	1.3
Fidelity Industrials Central Fund	48,127,043	7,625,942	4,125,572	(170,633)	(5,000,964)	46,455,816	2.9
Fidelity Inflation-Protected Bond Index Central Fund	84,969,155	35,281,765	16,068,666	57,328	3,367,720	107,607,302	6.9
Fidelity Information Technology Central Fund	114,160,697	21,636,590	14,187,309	400,941	40,311,419	162,322,338	2.8
Fidelity International Credit Central Fund	18,490,955	12,482,853	1,733,439	(42,354)	(315,154)	28,973,703	6.3
Fidelity International Equity Central Fund	112,273,224	28,256,793	13,910,596	(1,828,504)	2,381,589	127,172,506	4.8
Fidelity Investment Grade Bond Central Fund	656,574,363	167,216,129	95,296,446	(870,902)	31,632,784	759,255,928	2.7
Fidelity Materials Central Fund	12,030,347	3,347,961	1,201,570	(88,452)	(462,220)	13,626,066	3.0
Fidelity Real Estate Equity Central Fund	27,379,308	2,687,423	14,147,776	(5,047,928)	(2,160,947)	8,710,080	1.3
Fidelity Utilities Central Fund	17,552,733	3,400,357	1,510,123	(77,409)	(3,330,880)	16,034,678	2.9
	1,545,492,285	380,185,030	218,312,026	(10,669,925)	77,212,841	1,773,999,047

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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